Accumulated Other Comprehensive Loss - Summary of Income Tax Benefit to Component of Other Comprehensive Loss (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total income tax benefit	$ 80	$ 80
Balance, beginning of year	80
Balance, end of year	128	80
Accumulated Net (Loss) Gain from Designated or Qualifying Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total income tax benefit	44	4
Balance, beginning of year	44	4
Net unrealized (gain) loss	92	41
Reclassification of net loss to net income	(39)	(1)
Balance, end of year	97	44
Other Long-Term Liabilities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total income tax benefit	36	14
Balance, beginning of year	36	14
Net unrealized (gain) loss	(3)	23
Reclassification of net loss to net income	(2)	(1)
Balance, end of year	$ 31	$ 36